Document	Jul. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	Piedmont Office Realty Trust, Inc.
Entity File Number	001-34626
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	58-2328421
Entity Address, Address Line One	5565 Glenridge Connector Ste. 450
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	770
Local Phone Number	418-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001042776